Expense Example - FidelityStockSelectorAllCapFund-AMCIZPRO - FidelityStockSelectorAllCapFund-AMCIZPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2022 USD ($)
Fidelity Advisor Stock Selector All Cap Fund - Class A
Expense Example:
1 year	$ 667
3 years	863
5 years	1,075
10 years	1,685
Fidelity Advisor Stock Selector All Cap Fund - Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	1,845
Fidelity Advisor Stock Selector All Cap Fund - Class M
Expense Example:
1 year	469
3 years	721
5 years	992
10 years	1,765
Fidelity Advisor Stock Selector All Cap Fund - Class I
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
Fidelity Advisor Stock Selector All Cap Fund - Class Z
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	$ 726